Dividends (Tables)	12 Months Ended
Jun. 30, 2018
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Summary of Dividends Paid

	Year ended 30 June 2018		Year ended 30 June 2017		Year ended 30 June 2016
	Per share	Total	Per share	Total	Per share	Total
	US cents	US$M	US cents	US$M	US cents	US$M
Dividends paid during the period (1)
Prior year final dividend	43	2,291	14	746	62	3,299
Interim dividend	55	2,930	40	2,125	16	855

	98	5,221	54	2,871	78	4,154

(1)	5.5 per cent dividend on 50,000 preference shares of £1 each determined and paid annually (2017: 5.5 per cent; 2016: 5.5 per cent).

Summary of Franking Credits

	2018	2017	2016
	US$M	US$M	US$M
Franking credits as at 30 June	10,400	10,155	9,640
Franking credits arising from the payment of current tax	1,330	1,239	81

Total franking credits available (1)	11,730	11,394	9,721

(1)	The payment of the final 2018 dividend determined after 30 June 2018 will reduce the franking account balance by US$867 million.